UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21676
Eaton Vance Tax Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	December 31
Date of Reporting Period	September 30, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund                                                           as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.6%

Security	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	19,819	$2,369,361
Northrop Grumman Corp.	26,780	1,455,493
Rockwell Collins, Inc.	7,248	350,223
United Technologies Corp.	82,514	4,277,526
		$8,452,603
Apparel — 0.8%
Jones Apparel Group, Inc.	6,771	192,974
Nike, Inc., Class B	36,327	2,967,189
Reebok International, Ltd.	15,879	898,275
		$4,058,438
Auto and Parts — 0.5%
BorgWarner, Inc.	16,316	921,201
Cooper Tire and Rubber Co.	11,975	182,858
Delphi Corp.	150,335	414,925
Goodyear Tire & Rubber Co. (1)	14,940	232,915
Johnson Controls, Inc.	13,713	850,892
		$2,602,791
Beverages — 3.0%
Anheuser-Busch Cos., Inc.	79,253	3,411,049
Coca-Cola Co.	130,353	5,629,946
Cott Corp. (1)	9,267	164,026
PepsiCo, Inc.	97,889	5,551,285
		$14,756,306
Biotechnology — 1.3%
Abgenix, Inc. (1)	30,956	392,522
Amgen, Inc. (1)	57,391	4,572,341
Applera Corp.-Applied Biosystems Group	10,719	249,110
Biogen Idec, Inc. (1)	22,055	870,731
MedImmune, Inc. (1)	10,091	339,562
		$6,424,266
Building and Construction — 0.1%
KB HOME	8,156	597,019
		$597,019
Building Materials — 0.4%
Snap-On, Inc.	6,445	232,793
Stanley Works	29,637	1,383,455
Vulcan Materials Co.	4,180	310,198
		$1,926,446

Business Services — 0.6%
Cintas Corp.	55,228	$2,267,109
Fluor Corp.	8,580	552,380
		$2,819,489
Chemicals and Plastics — 1.2%
Ashland, Inc.	6,811	376,240
Chemtura Corp.	15,755	195,677
Dow Chemical Co.	79,461	3,311,140
Eastman Chemical Co.	31,031	1,457,526
Rohm & Haas Co.	7,911	325,379
		$5,665,962
Commercial Banks — 5.9%
Bank of America Corp.	205,052	8,632,689
Bank of New York Co., Inc.	117,692	3,461,322
Comerica, Inc.	6,819	401,639
Commercial Capital Bancorp	12,562	213,554
Compass Bancshares, Inc.	5,081	232,862
First Horizon National Corp.	5,141	186,875
Hanmi Financial Corp.	13,864	248,859
Huntington Bancshares, Inc.	9,423	211,735
Marshall & Ilsley Corp.	8,458	368,008
National City Corp.	94,603	3,163,524
North Fork Bancorporation, Inc.	76,283	1,945,217
PFF Bancorp, Inc.	7,488	226,587
R&G Financial Corp., Class B	9,175	126,156
Sterling Bancorp	9,584	215,736
W Holding Co., Inc.	21,120	201,907
Wachovia Corp.	105,100	5,001,709
Wells Fargo & Co.	69,164	4,050,936
		$28,889,315
Commercial Services & Supplies — 0.7%
Acco Brands Corp. (1)	4,260	120,217
Avery Dennison Corp.	13,376	700,769
Bemis Co., Inc.	8,256	203,923
Waste Management, Inc.	88,677	2,537,049
		$3,561,958
Communications Equipment — 3.2%
Cisco Systems, Inc. (1)	343,090	6,151,604
Corning, Inc. (1)	112,580	2,176,171
Juniper Networks, Inc. (1)	9,251	220,081
Motorola, Inc.	116,382	2,570,878
QUALCOMM, Inc.	90,295	4,040,701
Research in Motion, Ltd. (1)	5,364	366,898
		$15,526,333

Computer Equipment — 0.2%
Network Appliance, Inc. (1)	18,516	$439,570
SanDisk Corp. (1)	12,294	593,186
		$1,032,756
Computer Services — 0.1%
NCR Corp. (1)	7,529	240,250
Unisys Corp. (1)	33,075	219,618
		$459,868
Computer Software — 4.3%
Autodesk, Inc.	18,233	846,741
Automatic Data Processing, Inc.	49,746	2,141,068
Microsoft Corp.	502,588	12,931,589
Oracle Corp. (1)	246,660	3,056,117
Quest Software, Inc. (1)	17,700	266,739
Symantec Corp. (1)	75,245	1,705,052
Wind River Systems, Inc. (1)	15,557	201,152
		$21,148,458
Computers & Peripherals — 3.0%
Dell, Inc. (1)	92,890	3,176,838
Hewlett-Packard Co.	84,861	2,477,941
International Business Machines Corp.	100,844	8,089,706
Lexmark International, Inc., Class A (1)	12,833	783,455
Palm, Inc. (1)	9,328	264,262
		$14,792,202
Consumer Services — 0.5%
Cendant Corp.	107,820	2,225,405
		$2,225,405
Distributors — 0.1%
Genuine Parts Co.	7,145	306,521
		$306,521
Diversified Telecommunication Services — 3.7%
Alltel Corp.	49,391	3,215,848
Citizens Communications Co.	200,688	2,719,322
NTL, Inc. (1)	18,234	1,218,031
SBC Communications, Inc.	165,778	3,973,699
Sprint Nextel Corp.	34,516	820,790
Verizon Communications, Inc.	190,887	6,240,096
		$18,187,786
Electrical Equipment — 0.6%
Emerson Electric Co.	38,120	2,737,016
		$2,737,016

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc. (1)	35,133	$1,150,606
Fisher Scientific International, Inc. (1)	16,257	1,008,747
Flextronics International, Ltd. (1)	17,737	227,920
		$2,387,273
Entertainment — 0.5%
Carnival Corp.	45,019	2,250,050
		$2,250,050
Financial Services — 8.7%
American Express Co.	47,841	2,747,987
Citigroup, Inc.	280,593	12,772,593
Countrywide Financial Corp.	79,997	2,638,301
Euronet Worldwide, Inc. (1)	7,444	220,268
Fannie Mae	47,008	2,106,899
Federated Investors, Inc.	38,097	1,265,963
H&R Block, Inc.	58,152	1,394,485
JPMorgan Chase & Co.	144,915	4,916,966
Lehman Brothers Holdings, Inc.	36,670	4,271,322
MBNA Corp.	149,537	3,684,592
Merrill Lynch & Co., Inc.	31,837	1,953,200
Morgan Stanley	49,306	2,659,566
Paychex, Inc.	41,448	1,536,892
		$42,169,034
Food-Wholesale / Distribution — 0.1%
ConAgra Foods, Inc.	24,975	618,131
		$618,131
Health Services — 2.1%
Genesis HealthCare Corp. (1)	11,164	450,132
Health Management Associates, Inc., Class A	10,012	234,982
Humana, Inc. (1)	14,697	703,692
Kinetic Concepts, Inc. (1)	13,515	767,652
Laboratory Corporation of America Holdings (1)	29,144	1,419,604
Manor Care, Inc.	20,903	802,884
McKesson Corp.	42,880	2,034,656
Quest Diagnostics, Inc.	7,288	368,336
UnitedHealth Group, Inc.	61,522	3,457,536
		$10,239,474
Household Durables — 0.4%
Fortune Brands, Inc.	18,128	1,474,350
Whirlpool Corp.	3,293	249,511
		$1,723,861

Industrial Conglomerates — 8.0%
3M Co.	31,515	$2,311,940
Altria Group, Inc.	97,480	7,185,251
Eaton Corp.	41,406	2,631,351
General Electric Co.	504,008	16,969,949
Honeywell International, Inc.	64,761	2,428,538
Parker-Hannifin Corp.	15,868	1,020,471
Reynolds American, Inc.	13,562	1,125,917
Trinity Industries, Inc.	9,569	387,449
Tyco International, Ltd.	96,017	2,674,073
UST, Inc.	56,462	2,363,499
		$39,098,438
Insurance — 5.6%
Allstate Corp.	66,029	3,650,743
American International Group, Inc.	106,169	6,578,231
AON Corp.	12,982	416,463
Lincoln National Corp.	7,151	371,995
Marsh & McLennan Cos., Inc.	106,798	3,245,591
MetLife, Inc.	75,612	3,767,746
MGIC Investment Corp.	30,567	1,962,401
PMI Group, Inc.	30,106	1,200,326
Prudential Financial, Inc.	59,022	3,987,526
UnumProvident Corp.	13,120	268,960
WellPoint, Inc. (1)	25,106	1,903,537
		$27,353,519
Internet Services — 1.1%
CheckFree Corp. (1)	23,654	894,594
eBay, Inc. (1)	54,811	2,258,213
Google, Inc., Class A (1)	6,074	1,922,178
Sapient Corp. (1)	29,607	185,044
		$5,260,029
Leisure Equipment & Products — 0.2%
Brunswick Corp.	5,262	198,535
Eastman Kodak Co.	11,414	277,703
Mattel, Inc.	16,742	279,257
		$755,495
Lodging and Casinos — 0.6%
Harrah’s Entertainment, Inc.	25,739	1,677,925
International Game Technology	14,037	378,999
Starwood Hotels & Resorts Worldwide, Inc.	17,410	995,330
		$3,052,254

Machinery — 0.6%
Deere & Co.	45,546	$2,787,415
		$2,787,415
Media — 2.7%
Comcast Corp., Class A (1)	50,092	1,471,703
Cox Radio, Inc., Class A (1)	13,580	206,416
Meredith Corp.	4,689	233,934
Time Warner, Inc.	256,667	4,648,239
Univision Communications, Inc., Class A (1)	37,236	987,871
Viacom, Inc., Class B	49,989	1,650,137
Walt Disney Co.	165,951	4,004,398
		$13,202,698
Medical Products — 2.9%
Baxter International, Inc.	58,113	2,316,965
Cytyc Corp. (1)	18,929	508,244
Johnson & Johnson Co.	123,184	7,795,084
Medtronic, Inc.	66,862	3,585,140
PerkinElmer, Inc.	1,052	21,429
		$14,226,862
Metals-Industrial — 1.4%
Alcan, Inc.	19,051	604,488
Alcoa, Inc.	46,646	1,139,095
Freeport-McMoRan Copper & Gold, Inc., Class B	73,015	3,547,799
Nucor Corp.	23,121	1,363,908
		$6,655,290
Oil and Gas — 6.9%
Chevron Corp.	145,115	9,393,294
ConocoPhillips	101,097	7,067,691
Exxon Mobil Corp.	273,409	17,372,408
		$33,833,393
Oil and Gas-Equipment and Services — 1.2%
BJ Services Co.	13,316	479,243
El Paso Corp.	26,406	367,043
Noble Corp.	42,818	2,931,320
Williams Co., Inc.	78,113	1,956,731
		$5,734,337
Oil and Gas-Exploration and Production — 1.6%
EOG Resources, Inc.	32,118	2,405,638
Halliburton Co.	61,493	4,213,500
Kerr-McGee Corp.	13,292	1,290,786
		$7,909,924

Paper and Forest Products — 0.5%
Louisiana-Pacific Corp.	8,955	$247,964
MeadWestvaco Corp.	33,483	924,800
Plum Creek Timber Co., Inc.	13,395	507,804
Temple-Inland, Inc.	20,807	849,966
		$2,530,534
Personal Products — 2.3%
Alberto-Culver Co.	4,761	213,055
Gillette Co.	72,707	4,231,547
Nu Skin Enterprises, Inc., Class A	28,020	533,781
Procter & Gamble Co.	102,859	6,115,996
		$11,094,379
Pharmaceuticals — 5.5%
Abbott Laboratories	71,142	3,016,421
AmerisourceBergen Corp.	4,318	333,781
Bristol-Myers Squibb Co.	180,914	4,352,791
Forest Laboratories, Inc. (1)	26,015	1,013,805
King Pharmaceuticals, Inc. (1)	27,784	427,318
Lilly (Eli) & Co.	46,180	2,471,554
Merck & Co., Inc.	80,974	2,203,303
Pfizer, Inc.	374,774	9,358,107
Wyeth Corp.	82,703	3,826,668
		$27,003,748
Publishing — 1.0%
Donnelley (R.R.) & Sons Co.	57,895	2,146,168
Dow Jones & Co., Inc.	67,688	2,585,005
		$4,731,173
REITS — 0.6%
Simon Property Group, Inc.	38,407	2,846,727
		$2,846,727
Restaurants — 0.4%
Darden Restaurants, Inc.	32,472	986,175
Yum! Brands, Inc.	19,547	946,270
		$1,932,445
Retail-Food and Drug — 0.1%
CVS Corp.	9,000	261,090
SUPERVALU, Inc.	6,564	204,272
		$465,362
Retail-General — 2.5%
Best Buy Co., Inc.	15,110	657,738
Dollar General Corp.	103,376	1,895,916
Federated Department Stores, Inc.	20,961	1,401,662

Sears Holdings Corp. (1)	7,072	$879,898
Wal-Mart Stores, Inc.	164,273	7,198,443
		$12,033,657
Retail-Specialty and Apparel — 2.1%
Bed Bath and Beyond, Inc. (1)	42,853	1,721,834
Home Depot, Inc.	123,241	4,700,412
Linens ‘N Things, Inc. (1)	13,723	366,404
Nordstrom, Inc.	44,718	1,534,722
Office Depot, Inc. (1)	12,839	381,318
Polo Ralph Lauren Corp.	11,758	591,427
Sherwin-Williams Co.	5,094	224,493
Tiffany & Co.	14,641	582,273
		$10,102,883
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	31,200	1,158,768
Applied Materials, Inc.	104,209	1,767,385
ASML Holding NV (1)	13,738	226,814
Broadcom Corp., Class A (1)	11,850	555,884
Cymer, Inc. (1)	8,406	263,276
Intel Corp.	360,053	8,875,306
KLA-Tencor Corp.	23,763	1,158,684
Maxim Integrated Products, Inc.	35,056	1,495,138
PMC-Sierra, Inc. (1)	25,020	220,426
Sigmatel, Inc. (1)	7,986	161,637
STMicroelectronics N.V.	69,724	1,204,831
		$17,088,149
Transport-Services — 0.5%
United Parcel Service, Inc., Class B	36,301	2,509,488
		$2,509,488
Utilities-Electric and Gas — 4.6%
Ameren Corp.	53,912	2,883,753
CenterPoint Energy, Inc.	17,504	260,285
Cinergy Corp.	63,535	2,821,589
CMS Energy Corp. (1)	34,209	562,738
Consolidated Edison, Inc.	28,179	1,368,090
DTE Energy Co.	4,649	213,203
Nicor, Inc.	16,441	691,015
NiSource, Inc.	111,431	2,702,202
NorthWestern Corp.	25,000	754,750
Peoples Energy Corp.	5,183	204,107
PPL Corp.	46,448	1,501,664
Progress Energy, Inc.	67,182	3,006,395
Public Service Enterprise Group, Inc.	51,991	3,346,141
TECO Energy, Inc.	13,039	234,963

TXU Corp.	14,304	$1,614,636
Xcel Energy, Inc.	12,009	235,497
		$22,401,028
Total Common Stocks
(identified cost $461,989,061)		$490,167,988
Total Investments — 100.6%
(identified cost $461,989,061)		$490,167,988
Other Assets, Less Liabilities — (0.6)%		$(2,886,138)
Net Assets — 100.0%		$487,281,850

(1)          Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$461,989,061
Gross unrealized appreciation	$38,768,376
Gross unrealized depreciation	(10,589,449)
Net unrealized appreciation	$28,178,927

Summary of options outstanding at September 30, 2005:

CALL OPTIONS WRITTEN

	Number of	Premium
Type of Contract	Contracts	Received	Value
S & P 500 Index, Expires 10/22/05, Strike 1230.00	2,006	$3,504,303	$(2,507,500)
S & P 500 Index, Expires 10/22/05, Strike 1235.00	1,940	3,451,136	(1,881,800)
TOTAL		$6,955,439	$(4,389,300)

Written call option activity for the period ended September 30, 2005 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	23,404	36,431,065
Options terminated in closing purchase transactions	(19,458)	(29,475,626)
Outstanding, end of period	3,946	$6,955,439

At September 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 28, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 28, 2005